JPMorgan Fundamental Data Science Small Core ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.1%
Aerospace & Defense — 0.4%
V2X, Inc. *	486	27,148
Automobile Components — 1.5%
LCI Industries	410	49,421
Visteon Corp. *	412	39,239
		88,660
Automobiles — 0.5%
Winnebago Industries, Inc.	561	32,600
Banks — 10.3%
Amalgamated Financial Corp.	476	14,932
BancFirst Corp.	192	20,208
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,053	38,835
BankUnited, Inc.	1,322	48,174
Business First Bancshares, Inc.	382	9,806
Byline Bancorp, Inc.	354	9,477
City Holding Co.	345	40,500
Enterprise Financial Services Corp.	429	21,990
First Busey Corp.	1,719	44,728
First Financial Bancorp	1,844	46,524
First Interstate BancSystem, Inc., Class A	1,608	49,333
First Merchants Corp.	1,171	43,561
Hilltop Holdings, Inc.	337	10,838
Independent Bank Corp.	521	30,807
OceanFirst Financial Corp.	1,096	20,375
OFG Bancorp (Puerto Rico)	507	22,774
Old Second Bancorp, Inc.	872	13,594
Pathward Financial, Inc.	235	15,512
QCR Holdings, Inc.	357	26,429
TriCo Bancshares	1,027	43,802
WSFS Financial Corp.	928	47,319
		619,518
Biotechnology — 9.5%
ACELYRIN, Inc. *	2,081	10,259
Agios Pharmaceuticals, Inc. *	1,055	46,874
Akero Therapeutics, Inc. *	642	18,419
Alector, Inc. *	1,490	6,943
Amicus Therapeutics, Inc. *	4,471	47,750
Arrowhead Pharmaceuticals, Inc. *	116	2,247
Blueprint Medicines Corp. *	562	51,985
Halozyme Therapeutics, Inc. *	1,411	80,766
Insmed, Inc. *	726	52,998
iTeos Therapeutics, Inc. *	1,137	11,609
Nkarta, Inc. *	1,193	5,392
Protagonist Therapeutics, Inc. *	789	35,505
REGENXBIO, Inc. *	1,880	19,721
Relay Therapeutics, Inc. *	3,316	23,477
Replimune Group, Inc. *	620	6,795

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
REVOLUTION Medicines, Inc. *	505	22,902
Twist Bioscience Corp. *	508	22,952
Tyra Biosciences, Inc. *	904	21,253
Vaxcyte, Inc. *	703	80,332
Verve Therapeutics, Inc. *	1,393	6,742
		574,921
Broadline Retail — 0.4%
Savers Value Village, Inc. *	2,444	25,711
Building Products — 3.0%
AZZ, Inc.	598	49,401
CSW Industrials, Inc.	229	83,903
Griffon Corp.	572	40,040
Janus International Group, Inc. *	596	6,026
		179,370
Capital Markets — 3.2%
Brightsphere Investment Group, Inc.	257	6,528
Donnelley Financial Solutions, Inc. *	690	45,423
Hamilton Lane, Inc., Class A	521	87,731
Open Lending Corp. *	1,099	6,726
Virtus Investment Partners, Inc.	217	45,450
		191,858
Chemicals — 3.3%
Balchem Corp.	228	40,128
Hawkins, Inc.	269	34,289
Innospec, Inc.	390	44,105
Orion SA (Germany)	960	17,098
Perimeter Solutions SA *	4,181	56,235
Quaker Chemical Corp.	47	7,919
		199,774
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	804	42,419
Aris Water Solutions, Inc., Class A	836	14,103
Driven Brands Holdings, Inc. *	3,091	44,109
		100,631
Communications Equipment — 0.1%
Aviat Networks, Inc. *	239	5,170
Construction & Engineering — 0.8%
MYR Group, Inc. *	260	26,580
Primoris Services Corp.	352	20,444
		47,024
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	135	6,423

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — continued
Enova International, Inc. *	309	25,891
LendingClub Corp. *	695	7,944
		40,258
Consumer Staples Distribution & Retail — 1.5%
Chefs' Warehouse, Inc. (The) *	1,141	47,933
Sprouts Farmers Market, Inc. *	383	42,287
		90,220
Containers & Packaging — 0.4%
Pactiv Evergreen, Inc.	1,946	22,398
Diversified Consumer Services — 0.2%
OneSpaWorld Holdings Ltd. (Bahamas)	848	14,000
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A *	815	14,270
Liberty Latin America Ltd., Class C (Puerto Rico) *	2,165	20,546
		34,816
Electric Utilities — 0.7%
Portland General Electric Co.	829	39,709
Electrical Equipment — 1.0%
Bloom Energy Corp., Class A * (a)	2,523	26,643
Shoals Technologies Group, Inc., Class A *	4,482	25,144
Thermon Group Holdings, Inc. *	385	11,488
		63,275
Electronic Equipment, Instruments & Components — 4.3%
Badger Meter, Inc.	107	23,370
Fabrinet (Thailand) *	205	48,470
Knowles Corp. *	2,260	40,748
nLight, Inc. *	1,891	20,215
Plexus Corp. *	355	48,532
TTM Technologies, Inc. *	2,009	36,664
Vishay Intertechnology, Inc.	2,126	40,203
		258,202
Energy Equipment & Services — 2.6%
Cactus, Inc., Class A	552	32,938
ChampionX Corp.	2,332	70,310
Liberty Energy, Inc.	1,060	20,235
Noble Corp. plc	539	19,480
Select Water Solutions, Inc.	1,133	12,610
		155,573
Entertainment — 0.1%
Lions Gate Entertainment Corp., Class A *	773	6,053
Financial Services — 2.6%
AvidXchange Holdings, Inc. *	3,639	29,512
Cannae Holdings, Inc.	340	6,481
Enact Holdings, Inc.	659	23,942

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Jackson Financial, Inc., Class A	266	24,267
Mr. Cooper Group, Inc. *	85	7,835
Radian Group, Inc.	1,387	48,115
Remitly Global, Inc. *	1,185	15,867
		156,019
Food Products — 1.0%
Utz Brands, Inc.	2,518	44,569
Vital Farms, Inc. *	499	17,500
		62,069
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	372	46,191
Ground Transportation — 0.4%
Marten Transport Ltd.	1,539	27,240
Health Care Equipment & Supplies — 4.5%
Alphatec Holdings, Inc. *	2,729	15,173
AtriCure, Inc. *	558	15,646
ICU Medical, Inc. *	311	56,670
Inmode Ltd. *	1,377	23,340
Inogen, Inc. *	1,874	18,178
iRhythm Technologies, Inc. *	558	41,426
Omnicell, Inc. *	148	6,453
PROCEPT BioRobotics Corp. *	425	34,051
RxSight, Inc. *	390	19,278
TransMedics Group, Inc. *	180	28,260
Utah Medical Products, Inc.	232	15,523
		273,998
Health Care Providers & Services — 1.3%
HealthEquity, Inc. *	455	37,242
Hims & Hers Health, Inc. *	856	15,767
Progyny, Inc. *	1,354	22,693
		75,702
Health Care Technology — 1.0%
Evolent Health, Inc., Class A *	1,449	40,978
Health Catalyst, Inc. *	2,057	16,744
		57,722
Hotel & Resort REITs — 1.9%
RLJ Lodging Trust	1,247	11,448
Ryman Hospitality Properties, Inc.	681	73,030
Sunstone Hotel Investors, Inc.	2,088	21,548
Xenia Hotels & Resorts, Inc.	736	10,871
		116,897
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc. *	723	8,401
Bloomin' Brands, Inc.	582	9,620

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Everi Holdings, Inc. *	1,926	25,308
Hilton Grand Vacations, Inc. *	354	12,857
Life Time Group Holdings, Inc. *	2,587	63,175
Monarch Casino & Resort, Inc.	579	45,897
		165,258
Household Durables — 1.5%
M/I Homes, Inc. *	306	52,436
Sonos, Inc. *	3,068	37,706
		90,142
Industrial REITs — 0.4%
Plymouth Industrial REIT, Inc.	1,053	23,798
Insurance — 0.8%
Enstar Group Ltd. *	32	10,291
Genworth Financial, Inc., Class A *	1,144	7,836
Palomar Holdings, Inc. *	98	9,278
Safety Insurance Group, Inc.	238	19,464
		46,869
Interactive Media & Services — 0.3%
Cargurus, Inc. *	620	18,619
IT Services — 0.8%
DigitalOcean Holdings, Inc. *	852	34,412
Unisys Corp. *	2,889	16,410
		50,822
Life Sciences Tools & Services — 0.5%
CryoPort, Inc. *	813	6,593
Maravai LifeSciences Holdings, Inc., Class A *	3,093	25,703
		32,296
Machinery — 4.3%
Atmus Filtration Technologies, Inc.	1,268	47,588
Blue Bird Corp. *	246	11,798
Douglas Dynamics, Inc.	872	24,050
Hillman Solutions Corp. *	2,516	26,569
Mueller Industries, Inc.	1,097	81,288
Watts Water Technologies, Inc., Class A	323	66,922
		258,215
Media — 1.1%
John Wiley & Sons, Inc., Class A	976	47,092
Magnite, Inc. *	893	12,368
Thryv Holdings, Inc. *	530	9,132
		68,592
Metals & Mining — 0.4%
Arch Resources, Inc.	77	10,639
Warrior Met Coal, Inc.	177	11,310
		21,949

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	1,646	19,094
Multi-Utilities — 0.4%
Unitil Corp.	429	25,989
Office REITs — 0.7%
Equity Commonwealth *	2,205	43,879
Oil, Gas & Consumable Fuels — 1.8%
International Seaways, Inc.	339	17,479
Peabody Energy Corp.	337	8,944
SM Energy Co.	1,758	70,267
Teekay Tankers Ltd., Class A (Canada)	199	11,592
		108,282
Passenger Airlines — 0.4%
SkyWest, Inc. *	317	26,951
Personal Care Products — 0.7%
Edgewell Personal Care Co.	1,092	39,683
Pharmaceuticals — 0.5%
Arvinas, Inc. *	1,155	28,448
Professional Services — 2.5%
Barrett Business Services, Inc.	398	14,929
ExlService Holdings, Inc. *	1,540	58,751
First Advantage Corp. *	1,385	27,492
Huron Consulting Group, Inc. *	180	19,566
TriNet Group, Inc.	287	27,831
		148,569
Real Estate Management & Development — 0.1%
Cushman & Wakefield plc *	670	9,132
Residential REITs — 0.4%
Centerspace	355	25,017
Retail REITs — 1.3%
Kite Realty Group Trust	2,067	54,899
Retail Opportunity Investments Corp.	1,471	23,139
		78,038
Semiconductors & Semiconductor Equipment — 3.2%
Cohu, Inc. *	547	14,058
Credo Technology Group Holding Ltd. *	1,379	42,473
Power Integrations, Inc.	340	21,801
Rambus, Inc. *	981	41,418
Semtech Corp. *	484	22,099
SMART Global Holdings, Inc. *	549	11,501
Synaptics, Inc. *	539	41,816
		195,166
Software — 5.0%
AvePoint, Inc. *	2,893	34,050
BlackLine, Inc. *	869	47,917

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Clear Secure, Inc., Class A	1,246	41,292
Freshworks, Inc., Class A *	3,300	37,884
LiveRamp Holdings, Inc. *	629	15,587
Ooma, Inc. *	980	11,162
Qualys, Inc. *	383	49,200
Vertex, Inc., Class A *	370	14,249
Zeta Global Holdings Corp., Class A *	1,696	50,592
		301,933
Specialty Retail — 1.2%
Abercrombie & Fitch Co., Class A *	198	27,700
Group 1 Automotive, Inc.	117	44,816
		72,516
Textiles, Apparel & Luxury Goods — 1.9%
Kontoor Brands, Inc.	569	46,533
Movado Group, Inc.	730	13,578
Steven Madden Ltd.	1,090	53,399
		113,510
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	34	7,586
Beacon Roofing Supply, Inc. *	690	59,637
DNOW, Inc. *	1,603	20,727
Rush Enterprises, Inc., Class A	1,259	66,513
		154,463
Total Common Stocks (Cost $5,302,654)		5,799,957
Short-Term Investments — 3.9%
Investment Companies — 3.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (b) (c) (Cost $210,744)	210,744	210,744
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $26,917)	26,917	26,917
Total Short-Term Investments (Cost $237,661)		237,661
Total Investments — 100.0% (Cost $5,540,315)		6,037,618
Liabilities in Excess of Other Assets — (0.0)% ^		(1,327)
NET ASSETS — 100.0%		6,036,291

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $25,840.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	18	12/20/2024	USD	202,437	3,851

Abbreviations
USD	United States Dollar

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,037,618	$—	$—	$6,037,618
Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,851	$—	$—	$3,851

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c)	$—	$34,870	$7,953	$—	$—	$26,917	26,917	$100	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22%	—	31,199	31,199	—	—	—	—	50	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (b) (c)	—	250,186	39,442	—	—	210,744	210,744	1,531	—
Total	$—	$316,255	$78,594	$—	$—	$237,661		$1,681	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.